EDWARD JONES MONEY MARKET FUND
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

April 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:	EDWARD JONES MONEY MARKET FUND (the “Fund” or “Registrant”)
Investment Shares
Retirement Shares
1933 Act File No. 2-66437
1940 Act File No. 811-2993

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 46 on April 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary